Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2020 and 2019:

	As of March 31,	As of March 31,
	2020	2019
Buildings	$9,590,058	$9,273,325
Machinery	2,339,879	2,150,738
Furniture, fixture and electronic equipment	163,819	172,552
Vehicles	131,381	68,360
Total property plant and equipment, at cost	12,225,137	11,664,975
Less: accumulated depreciation	(4,328,636)	(3,857,930)
Property, plant and equipment, net	$7,896,501	$7,807,045

As of March 31, 2020 and 2019, the Company pledged its building with a carrying value of approximately $5.1 million and $3.1 million, respectively, as the collateral for short-term bank loans (see Note 9).

Depreciation expense was $674,247 and $682,462 for the years ended March 31, 2020 and 2019, respectively. Depreciation allocated as manufacturing overhead to inventories was $555,636 and $568,017 for the years ended March 31, 2020 and 2019, respectively.